Financial Instruments - Cross Currency Swaps (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Year one
Disclosure of detailed information about financial instruments [line items]
Fair value Liability	$ (468)	$ 0
Currency swap contract | Current year
Disclosure of detailed information about financial instruments [line items]
Face amount	27,804	4,872
Fair value Liability	7	0
Fair Value Asset	9,435	982
Currency swap contract | Year one
Disclosure of detailed information about financial instruments [line items]
Face amount	497	24,403
Fair value Liability	3	0
Fair Value Asset	247	12,379
Currency swap contract | Year two
Disclosure of detailed information about financial instruments [line items]
Face amount	1,010	1,400
Fair value Liability	0	0
Fair Value Asset	385	438
Currency swap contract | Year three
Disclosure of detailed information about financial instruments [line items]
Face amount	5,971	10,667
Fair value Liability	(924)	(1,564)
Fair Value Asset	364	154
Currency swap contract | Year four
Disclosure of detailed information about financial instruments [line items]
Face amount	17,809	6,348
Fair value Liability	(689)	(1)
Fair Value Asset	95	220
Currency swap contract | Year five
Disclosure of detailed information about financial instruments [line items]
Face amount		7,204
Fair value Liability		0
Fair Value Asset		366
Currency swap contract | Year six
Disclosure of detailed information about financial instruments [line items]
Face amount	14,620
Fair value Liability	0
Fair Value Asset	1,664
Currency swap contract | Year seven
Disclosure of detailed information about financial instruments [line items]
Face amount	3,679	16,389
Fair value Liability	(104)	(21)
Fair Value Asset	110	655
Currency swap contract | Year eight
Disclosure of detailed information about financial instruments [line items]
Face amount		3,911
Fair value Liability		(8)
Fair Value Asset		404
Currency swap contract | Year twelve
Disclosure of detailed information about financial instruments [line items]
Face amount	10,000
Fair value Liability	(2,203)
Fair Value Asset	0
Currency swap contract | 22-23 years
Disclosure of detailed information about financial instruments [line items]
Face amount	8,869	8,869
Fair value Liability	0	0
Fair Value Asset	$ 505	$ 1,553